INCOME TAXES, Income Tax Benefit (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%		21.00%	21.00%
Income Tax Expense [Abstract]
U.S. Statutory federal income tax expense/(benefit)			$ (12,219,700)	$ 10,610,000
Permanent Items [Abstract]
State income taxes, net of federal effect			1,100	2,633,100
Non-deductible expenses			334,600	3,000
Change in valuation allowance			11,885,100	(13,245,900)
Income tax provision	$ 0	$ 0	$ 1,100	$ 200